SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

10.SHARE-BASED COMPENSATION

Stock Options

As of September 30, 2021, there were 99,493 and 188,455 shares available for future grants under the Company’s 2013 Stock Incentive Plan and 2021 Stock Incentive Plan, respectively.

The following assumptions were used to estimate the fair value of stock options granted using the Black- Scholes-Merton option pricing model during the nine months ended September 30:

	2021	2020
Assumptions:
Risk-free interest rate	0.47% – 0.66%	1.35% – 1.41%
Expected term (in years)	5.81 – 5.89	5.57 – 6.14
Expected volatility	49.83% – 49.98%	43.11% – 43.91%
Expected dividend yield	—%	—%

A summary of stock option activity under the Plans is as follows:

			Weighted Average
			Remaining
	Options	Weighted Average	Contractual Term	Aggregate
	Outstanding	Exercise Price	in Years	Intrinsic Value
Balance at December 31, 2020	251,847	$1.00	8.06	$89,100
Granted	70,164	$5.74	9.64	140,436
Exercised	(44,222)	$1.00	—	—
Cancelled/forfeited	(8,019)	$1.00	—	—
Balance at September 30, 2021	269,770	$2.27	8.03	$1,103,834

Options exercisable at September 30, 2021	207,481	$1.00	7.54	$867,665

The aggregate intrinsic value in the table above represents the difference between the Company’s stock price as of the balance sheet date and the exercise price of each in-the-money option on the last day of the period. The total intrinsic value of stock options exercised was approximately $23,019 and $213,813 an during the three and nine months ended September 30, 2021, respectively.

The weighted-average grant date fair value of stock options issued in the nine months ended September 30, 2021 and 2020 was $3.94 and $0.72, respectively. The Company recorded $399,821 and $29,287 of compensation expense for the three months ended September 30, 2021 and 2020, respectively. The Company recorded $450,231 and $80,598 of compensation expense for nine months ended September 30, 2021 and 2020, respectively. A total of $261,676 of unamortized compensation expense at September 30, 2021, will be recognized over the remaining requisite service period of 0.9 years. During the nine months period ending September 30, 2021 and 2020, the Company received proceeds of $44,390 and $0 from the exercise of stock options, respectively.

2021 Stock Incentive Plan

On June 16, 2021, the Company adopted the iSpecimen Inc. 2021 Stock Incentive Plan (“the 2021 Plan”). The 2021 Plan was adopted to enhance our ability to attract, retain and motivate employees, officers, directors, consultants and advisors by providing such persons with equity ownership opportunities and performance-based incentives. The 2021 Plan authorizes options, restricted stock, restricted stock units and other stock-based awards. The Company’s Board of Directors, or any committee to which the Board of Directors delegates such authority, has the sole discretion in administering, interpreting, amending or accelerating the 2021 Plan. Awards may be made under the 2021 Plan for up to 608,000 shares of the Company’s common stock, and the 2021 Plan was made effective with the completion of the IPO. During the three months ended September 30, 2021, 419,545 equity awards were issued from the 2021 Plan.

10.SHARE-BASED COMPENSATION (continued)

Restricted Stock Units

During the three months ended September 30, 2021, the Company granted 120,250 restricted stock units to employees, resulting in expense of $48,957 recorded in general and administrative expense. These restricted stock units are subject to one-year cliff vesting, with 25% of the restricted stock units vesting on the first anniversary of issuance. The remaining restricted stock units vest quarterly over a three-year period. As of September 30, 2021, unrecognized stock-based compensation expense related to the unvested restricted stock units was $734,521 which the Company expects to recognize on a straight-line basis over a weighted average period of approximately 3.76 years.

During July 2021, the Company granted 189,396 restricted stock units to members of the executive team, resulting in expense of $293,588 recorded in general and administrative expense. These restricted stock units are subject to a four-year vesting period, with 20% of the units vesting immediately upon issuance. The remaining restricted stock units vest annually over a four-year period. As of September 30, 2021, unrecognized stock-based compensation expense related to the unvested restricted stock units was $907,182 which the Company expects to recognize on a straight-line basis over a weighted average period of approximately 3.77 years.

During July 2021, the Company granted 12,500 restricted stock units to board directors, resulting in expense of $13,083 recorded in general and administrative expense. These restricted stock units vest quarterly over a one-year period. As of September 30, 2021, unrecognized stock-based compensation expense related to the unvested restricted stock units was $65,417 which the Company expects to recognize on a straight-line basis over a weighted average period of approximately 0.83 years.

		Weighted Average
	Shares	Grant Date Fair Value
Unvested balance at January 1, 2020	—	$—
Granted	322,146	6.40
Vested	(37,879)	(6.34)
Unvested balance at December 31, 2020	284,267	$6.41

Performance Stock Units

During July 2021, the Company issued 47,349 performance stock units to four members of the executive team pursuant to each executive's employment agreement executed in connection with the IPO. The performance stock units are subject to certain performance obligations relating to certain revenue and cost of revenue metrics to be determined at the beginning of each fiscal year within the four-year vesting period. As of September 30, 2021, it was not probable that the Company would achieve the targets pursuant to the metrics in each of the executives' employment agreements, and therefore no stock compensation expense was recognized for the three and nine months ended September 30, 2021.

9.SHARE-BASED COMPENSATION

Stock Options

In April 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Pursuant to the 2013 Plan, the Company’s Board of Directors (or committees and/or executive officers delegated by the Board of Directors) may grant incentive and nonqualified stock options, restricted stock and other share-based awards to the Company’s employees, officers, directors, consultants, and advisors. In November 2015, the 2013 Plan was amended to increase the number of shares that may be authorized for issuance to 309,029 shares. As of December 31, 2020, there were 111,589 shares available for future grants. The Company also maintains a 2010 Stock Incentive Plan (the “2010 Plan”). A total of 270,513 shares of common stock were authorized to be issued pursuant to the 2010 Plan, 156,603 shares have been issued, and there are no shares available for issuance, under the 2010 Plan.

The following assumptions were used to estimate the fair value of stock options granted using the Black- Scholes-Merton option pricing model at December 31:

	2020	2019
Assumptions:
Risk-free interest rate	0.30% - 1.41%	1.59% - 2.58%
Expected term (in years)	5.32 - 6.14	5.00 - 6.14
Expected volatility	43.11% - 50.14%	41.00% - 43.92%
Expected dividend yield	—%	—%

A summary of stock option activity under the Plans is as follows:

			Weighted Average
			Remaining
	Options	Weighted Average	Contractual Term
	Outstanding	Exercise Price	in Years
Balance at January 1, 2019	90,799	$2.57	8.78
Granted	162,016	$1.13
Exercised	(562)	$6.52
Cancelled/forfeited	(27,369)	$6.09
Balance at December 31, 2019	224,884	$1.08	8.78
Granted	43,259	$1.00
Exercised	—	$1.00
Cancelled/forfeited	(16,296)	$4.20
Balance at December 31, 2020	251,847	$1.00	8.06
Options exercisable at December 31, 2020	180,716	$1.00	7.85

9.SHARE-BASED COMPENSATION (continued)

The weighted-average grant date fair value of stock options issued in 2020 and 2019 was $0.55 and $2.33, respectively. The Company recorded $92,866 and $360,379 of compensation expense in 2020 and 2019, respectively. A total of $109,629 of unamortized compensation expense at December 31, 2020, will be recognized over the remaining requisite service period of 2.48 years. During 2020 and 2019, the Company received proceeds of $0 and $3,674 from the exercise of stock options, respectively.

On September 4, 2020, the Board of Directors of the Company approved the repricing of 253,349 then outstanding stock options to an exercise price of $1.00, accordingly the summary of stock option activity above has been updated to reflect the exercise price of $1.00 for all outstanding options. No other changes to the original stock option grant terms were made. The incremental compensation cost was measured as the fair value of the stock options immediately before and immediately after the modification. The Company determined the total incremental compensation cost from the modification to be $9,900 of which $7,078 related to fully vested options and was expensed as stock based compensation expense, and $2,822 related to unvested options and will be recognized over the remaining service period.